Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Conversion of Series A1 Preferred Stock to Common Stock [Member] Common Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Series A Convertible Preferred Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Series B Convertible Preferred Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Common Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member]	Westpark Capital, Inc. Warrant [Member] Additional Paid-in Capital [Member]	Westpark Capital, Inc. Warrant [Member]	Common Stock [Member]	Series A Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2016															356,082	420
Balance at Dec. 31, 2016															$ 356	$ 1			$ 5,401,521	$ (4,280,547)		$ 1,121,331
Stock based compensation																			173,552			173,552
Net loss																				(3,690,146)		(3,690,146)
Common shares issued for cash (in shares)															15,625
Common shares issued for cash															$ 16				349,984			350,000
Balance (in shares) at Dec. 31, 2017															371,707	420	1,500
Balance at Dec. 31, 2017															$ 372	$ 1	$ 2		7,595,056	(7,970,693)	100,000	(275,262)
Stock based compensation																			204,412			204,412
Net loss																				(915,880)		(915,880)
Issuance of common stock upon exercise of warrants (in shares)															6,250
Issuance of common stock upon exercise of warrants															$ 6				119,994			120,000
Common shares issued for cash (in shares)															156,250
Common shares issued for cash															$ 156				2,999,844			3,000,000
Issuance costs from common stock offering																			(418,213)			(418,213)
Conversion of Convertible Securities (in shares)	37,500		(1,500)					(420)		1,854
Conversion of Convertible Securities	$ 38		$ (2)		$ (36)			$ (1)		$ 2	$ 492,383	$ 492,384
Issuance of purchased warrants for cash of $100													$ 416,106	$ 416,106
Non-controlling interest buyback																					(100,000)	(100,000)
Balance (in shares) at Mar. 31, 2018															571,621			1,854
Balance at Mar. 31, 2018															$ 572			$ 2	11,409,546	(8,886,573)		2,523,547
Balance (in shares) at Dec. 31, 2017															371,707	420	1,500
Balance at Dec. 31, 2017															$ 372	$ 1	$ 2		7,595,056	(7,970,693)	100,000	(275,262)
Net loss																						(2,080,931)
Balance (in shares) at Sep. 30, 2018															597,663
Balance at Sep. 30, 2018															$ 598				11,875,296	(10,051,624)		1,824,270
Balance (in shares) at Dec. 31, 2017															371,707	420	1,500
Balance at Dec. 31, 2017															$ 372	$ 1	$ 2		7,595,056	(7,970,693)	100,000	(275,262)
Stock based compensation																			1,441,268			1,441,268
Net loss																				(2,996,494)		(2,996,494)
Issuance of common stock upon exercise of warrants (in shares)															6,250
Issuance of common stock upon exercise of warrants															$ 6				119,994			120,000
Common shares issued for cash (in shares)															156,250
Common shares issued for cash															$ 156				2,999,844			3,000,000
Issuance costs from common stock offering																			(418,213)			(418,213)
Conversion of Convertible Securities (in shares)	37,500		(1,500)					(420)
Conversion of Convertible Securities	$ 38		$ (2)		$ (36)			$ (1)			$ 492,383	$ 492,384
Issuance of purchased warrants for cash of $100													$ 416,106	$ 416,106
Non-controlling interest buyback																					(100,000)	(100,000)
Repurchase of Series B Preferred Stock																			(366,706)			(366,707)
Balance (in shares) at Dec. 31, 2018															549,958
Balance at Dec. 31, 2018															$ 550				12,135,080	(10,967,187)		1,168,443
Balance (in shares) at Mar. 31, 2018															571,621			1,854
Balance at Mar. 31, 2018															$ 572			$ 2	11,409,546	(8,886,573)		2,523,547
Stock based compensation																			419,764			419,764
Net loss																				(557,052)		(557,052)
Conversion of Convertible Securities (in shares)															26,042			(500)
Conversion of Convertible Securities															$ 26			$ (1)	(25)
Balance (in shares) at Jun. 30, 2018															597,663			1,354
Balance at Jun. 30, 2018															$ 598			$ 1	11,829,285	(9,443,625)		2,386,259
Stock based compensation																			412,717			412,717
Net loss																				(607,999)		(607,999)
Repurchase of Series B Preferred Stock																		$ (1)	(366,706)			(366,707)
Balance (in shares) at Sep. 30, 2018															597,663
Balance at Sep. 30, 2018															$ 598				11,875,296	(10,051,624)		1,824,270
Balance (in shares) at Dec. 31, 2018															549,958
Balance at Dec. 31, 2018															$ 550				12,135,080	(10,967,187)		1,168,443
Stock based compensation																			404,375			404,375
Net loss																				(659,703)		(659,703)
Balance (in shares) at Mar. 31, 2019															549,958
Balance at Mar. 31, 2019															$ 550				12,539,455	(11,626,890)		913,115
Balance (in shares) at Dec. 31, 2018															549,958
Balance at Dec. 31, 2018															$ 550				12,135,080	(10,967,187)		1,168,443
Net loss																						(1,496,376)
Balance (in shares) at Sep. 30, 2019															549,958
Balance at Sep. 30, 2019															$ 550				13,294,455	(12,463,563)		831,442
Balance (in shares) at Mar. 31, 2019															549,958
Balance at Mar. 31, 2019															$ 550				12,539,455	(11,626,890)		913,115
Stock based compensation																			404,375			404,375
Net loss																				(265,191)		(265,191)
Balance (in shares) at Jun. 30, 2019															549,958
Balance at Jun. 30, 2019															$ 550				12,943,830	(11,892,081)		1,052,299
Stock based compensation																			404,375			404,375
Net loss																				(571,482)		(571,482)
Exchange of RSU’s																			(53,750)			(53,750)
Balance (in shares) at Sep. 30, 2019															549,958
Balance at Sep. 30, 2019															$ 550				$ 13,294,455	$ (12,463,563)		$ 831,442